Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 1,800,073	$ 1,862,925
Cost of products and services sold	1,484,962	1,345,551
Depreciation and amortization	208,662	275,749
Cost of sales	1,693,624	1,621,300
Gross profit	106,449	241,625
Administration	145,344	124,869
Exploration	10,873	13,686
Research and development	3,965	6,058
Other operating expense	23,921	2,732
Loss on disposal of assets	1,072	1,869
Earnings (loss) from operations	(78,726)	92,411
Finance costs	(96,133)	(98,622)
Gain (loss) on derivatives	36,577	32,269
Finance income	10,835	29,760
Share of earnings from equity-accounted investee	36,476	45,360
Other income (expense)	51,440	33,840
Earnings (loss) before income taxes	(39,531)	135,018
Income tax expense (recovery)	13,666	61,077
Net earnings (loss)	(53,197)	73,941
Net earnings (loss) attributable to:
Equity holders	(53,169)	74,000
Non-controlling interest	(28)	(59)
Profit (loss)	$ (53,197)	$ 73,941
Earnings per common share attributable to equity holders:
Basic	$ (0.13)	$ 0.19
Diluted	$ (0.13)	$ 0.19